WILSHIRE MUTUAL FUNDS, INC.
WILSHIRE INTERNATIONAL EQUITY FUND	September 30, 2023 (Unaudited)
SCHEDULE OF INVESTMENTS

	Shares	Value
COMMON STOCKS - 77.6%
Australia - 2.5%
Accent Group Ltd.	82,209	$103,607
Allkem Ltd. (a)	7,913	59,623
Aristocrat Leisure Ltd.	169	4,435
Atlassian Corp. - Class A (a)	8,110	1,634,246
Beach Energy Ltd.	75,714	80,017
BHP Group Ltd.	9,330	264,558
BlueScope Steel Ltd.	1,240	15,486
Cochlear Ltd.	1,454	238,344
Computershare Ltd.	8,333	139,392
Emeco Holdings Ltd.	57,028	23,100
EVT Ltd.	3,703	26,131
FleetPartners Group Ltd. (a)	24,816	43,713
Grange Resources Ltd.	108,811	32,734
Growthpoint Properties Australia Ltd.	35,276	50,197
IDP Education Ltd.	7,376	101,149
Insurance Australia Group Ltd.	25,229	92,171
JB Hi-Fi Ltd.	2,436	70,519
Lendlease Corp. Ltd.	23,092	106,886
Medibank Pvt Ltd.	103,784	229,412
Neuren Pharmaceuticals Ltd. (a)	4,660	32,917
New Hope Corp. Ltd.	5,864	23,900
Nick Scali Ltd.	2,593	18,448
Nine Entertainment Co. Holdings Ltd.	28,252	37,165
Northern Star Resources Ltd.	20,450	136,897
OceanaGold Corp.	9,311	18,235
Orica Ltd.	1,253	12,582
Perenti Ltd. (a)	187,542	130,056
Perseus Mining Ltd.	130,475	136,932
Pro Medicus Ltd.	1,066	57,007
QBE Insurance Group Ltd.	22,038	222,868
Ramelius Resources Ltd.	68,055	62,276
Ridley Corp. Ltd.	124,712	183,986
Sandfire Resources Ltd. (a)	10,159	40,068
Seven Group Holdings Ltd.	7,566	151,861
Seven West Media Ltd. (a)	71,252	14,431
Sigma Healthcare Ltd.	300,241	133,030
Super Retail Group Ltd.	6,143	47,306
Technology One Ltd.	17,464	173,710
The Lottery Corp. Ltd.	1,241	3,759
Ventia Services Group Pty Ltd.	109,104	197,386
Wesfarmers Ltd.	560	19,025
Woolworths Group Ltd.	1,641	39,537
Yancoal Australia Ltd.	7,717	25,640
		5,234,742
Austria - 0.2%
ANDRITZ AG	1,666	83,846
Eurotelesites AG (a)	5,419	23,719
Porr Ag	7,196	89,229
Telekom Austria AG	21,676	151,038
Wienerberger AG	1,124	28,479
		376,311
Belgium - 0.1%
Bekaert SA	2,509	112,130
Melexis NV	1,442	124,091
Tessenderlo Group SA	660	19,046
X-Fab Silicon Foundries SE (a)(b)	1,736	17,914
		273,181
Bermuda - 0.6%
Arch Capital Group Ltd. (a)	17,280	1,377,389

Brazil - 0.9%
Aliansce Sonae Shopping Centers SA	14,200	63,873
Ambev SA	381,300	995,246
Banco do Brasil SA	33,800	317,723
BB Seguridade Participacoes SA	1,200	7,468
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,600	19,509
Cia de Saneamento do Parana	14,900	67,704
Engie Brasil Energia SA	1,700	14,022
Raia Drogasil SA	9,800	53,830
Rumo SA	27,600	125,685
Ultrapar Participacoes SA	26,100	97,514
Vale SA	300	4,028
WEG SA	15,600	112,782
		1,879,384
Britain - 8.6%
4imprint Group PLC	2,191	139,186
Ashtead Group PLC	358	21,760
AstraZeneca PLC	12,763	1,717,614
Aviva PLC - Class B (a)	77,570	366,775
BAE Systems PLC	116,653	1,416,044
Barclays PLC	257,194	498,133
Big Yellow Group PLC	7,633	87,060
Bloomsbury Publishing PLC	3,510	17,104
Bodycote PLC	6,725	53,489
British American Tobacco PLC	4,537	142,427
CentralNic Group PLC	21,207	34,276
Centrica PLC	23,531	44,177
Coca-Cola Europacific Partners PLC	69	4,311
Compass Group PLC	40,366	983,392
Domino's Pizza Group PLC	20,420	93,649
Dowlais Group PLC	13,411	17,529
Drax Group PLC	7,577	40,535
Dunelm Group PLC	1,619	20,677
Ferguson PLC	8,250	1,356,520
Frasers Group PLC (a)	4,620	45,397
Future PLC	2,042	21,966
Games Workshop Group PLC	789	101,675
Global Ship Lease, Inc. - Class A	3,639	66,739
Halfords Group PLC	8,053	19,468
Harbour Energy PLC	5,443	17,043
Howden Joinery Group PLC	19,606	175,191
HSBC Holdings PLC	202,544	1,586,746
hVIVO PLC	127,701	31,421
IMI PLC	9,256	176,043
Imperial Brands PLC	5,896	119,730
Indivior PLC (a)	1,497	32,381
InterContinental Hotels Group PLC	2,511	185,118
J D Wetherspoon PLC (a)	4,751	40,037
J Sainsbury PLC	317,399	976,529
Johnson Service Group PLC	47,396	77,785
Lancashire Holdings Ltd.	9,652	69,511
LondonMetric Property PLC	8,779	18,368
Man Group PLC	61,064	165,913
Marks & Spencer Group PLC (a)	33,022	95,005
Mitchells & Butlers PLC (a)	26,000	71,730
NatWest Group PLC	153,590	439,477
OSB Group PLC	19,208	76,625
Oxford Instruments PLC	1,481	39,353
Pagegroup PLC	6,798	34,743
Paragon Banking Group PLC	10,686	64,027
Persimmon PLC	760	9,950
Pets at Home Group PLC	8,577	34,908
Reckitt Benckiser Group PLC	7,175	507,063
Rightmove PLC	7,105	48,426
Rolls-Royce Holdings PLC (a)	66,456	178,147
Serco Group PLC	67,048	121,574
Shaftesbury Capital PLC	64,018	89,180
Shell PLC	18,426	585,030
Shell PLC	50,460	1,626,511
Smith & Nephew PLC	290	3,605
Spirent Communications PLC	17,144	28,750
Standard Chartered PLC	82,285	760,478
Stolt-Nielsen Ltd.	954	27,638
Target Healthcare REIT PLC	158,085	146,070
Tesco PLC	322,832	1,038,028
Travis Perkins (a)	70,583	722,985
Unilever PLC	891	43,969
Virgin Money UK PLC	43,361	89,030
Vodafone Group PLC	160,196	149,590
Volution Group PLC	8,993	39,523
Watches of Switzerland Group PLC (a)(b)	4,302	27,912
Wise PLC - Class A (a)	5,699	47,345
YouGov PLC	3,106	28,388
		18,156,779
Canada - 4.8%
ADENTRA, Inc.	949	21,436
AGF Mangement Ltd. - Class B	5,091	26,800
Air Canada (a)	1,800	25,683
Alimentation Couche-Tard, Inc.	1,800	91,415
Barrick Gold Corp.	9,900	143,808
Boardwalk Real Estate Investment Trust	4,623	227,397
Bombardier, Inc. - Class B (a)	1,621	56,522
Boston Pizza Royalties Income Fund	1,101	12,289
Brookfield Asset Management Ltd. - Class A	12,700	423,193
Brookfield Corp.	400	12,507
BRP, Inc.	800	60,554
Cameco Corp.	900	35,709
Canadian Natural Resources Ltd.	200	12,934
Canadian Pacific Kansas City Ltd. (c)	33,590	2,499,432
CCL Industries, Inc. - Class B	1,100	46,170
Cenovus Energy, Inc.	5,400	112,433
CES Energy Solutions Corp.	7,502	21,265
CGI, Inc. (a)	2,500	246,420
CI Financial Corp.	16,010	182,230
Dollarama, Inc.	600	41,339
Doman Building Materials Group Ltd.	11,166	60,670
Enerplus Corp.	2,586	45,504
EQB, Inc.	776	43,078
Fairfax Financial Holdings Ltd.	174	142,040
Finning International, Inc.	3,834	113,079
First Quantum Minerals Ltd.	100	2,363
George Weston Ltd.	350	38,815
Gibson Energy, Inc. (c)	3,222	46,091
Hudbay Minerals, Inc.	4,114	20,021
iA Financial Corp., Inc.	2,749	172,439
IAMGOLD Corp. (a)	13,464	29,044
Imperial Oil Ltd.	2,500	153,985
International Petroleum Corp. (a)	17,781	169,268
Killam Apartment Real Estate Investment Trust	4,276	54,841
Kinross Gold Corp.	31,900	145,379
Magna International, Inc.	12,832	687,680
MDA Ltd. (a)	7,153	60,721
North American Construction Group Ltd.	6,136	132,952
Obsidian Energy Ltd. (a)	7,633	62,829
Onex Corp.	600	35,264
Pan American Silver Corp.	4,800	69,478
Parex Resources, Inc.	10,797	202,625
Parkland Corp. (a)	3,800	111,153
Resolute Forest Products (a)(d)(e)	1,388	–
Russel Metals, Inc.	784	21,946
Shopify, Inc. - Class A (a)	500	27,292
Silvercorp Metals, Inc.	11,339	26,380
Stantec, Inc.	1,751	113,614
Stella-Jones, Inc.	4,995	240,216
Sun Life Financial, Inc.	2,600	126,856
Suncor Energy, Inc.	1,800	61,902
TFI International, Inc.	300	38,529
Thomson Reuters Corp.	8,999	1,100,883
TMX Group Ltd.	900	19,342
Torex Gold Resources, Inc. (a)	2,784	28,962
Trican Well Service Ltd.	39,751	136,089
Vermilion Energy, Inc.	1,431	20,934
Wajax Corp.	1,421	29,440
Waste Connections, Inc.	7,790	1,046,197
WSP Global, Inc.	1,600	225,820
		10,163,257
Chile - 0.1%
Cia Sud Americana de Vapores SA	100,425	6,023
Enel Americas SA (a)	491,859	56,456
Enel Chile SA	827,884	50,307
		112,786
China - 3.3%
Agile Group Holdings Ltd. (a)	142,000	16,803
Alibaba Group Holding Ltd. (a)	121,848	1,321,002
ANTA Sports Products Ltd.	12,300	137,281
AustAsia Group Ltd. (a)	18,440	4,139
Autohome, Inc. - ADR	143	4,340
Baidu, Inc. - ADR (a)	3,345	449,401
Baidu, Inc. - Class A (a)	18,000	303,420
Bairong, Inc. (a)(b)	10,000	12,996
Bank of Jiangsu Co. Ltd. - Class A	19,400	19,050
Beijing Jingneng Clean Energy Co. Ltd. - Class H	80,000	16,596
Binjiang Service Group Co. Ltd.	7,500	16,611
BYD Co. Ltd. - Class A	1,800	58,402
BYD Co. Ltd. - Class H	4,500	138,516
Central China Management Co. Ltd.	194,000	8,721
Chaoju Eye Care Holdings Ltd.	31,000	16,297
China BlueChemical Ltd. - Class H	132,000	32,591
China Construction Bank Corp. - Class H	267,000	150,445
China Datang Corp. Renewable Power Co. Ltd. - Class H	126,000	29,901
China Galaxy Securities Co. Ltd. - Class H	138,800	71,257
China Merchants Bank Co. Ltd. - Class H	50,500	209,523
China Pacific Insurance Group Co. Ltd. - Class H	12,200	30,306
China Petroleum & Chemical Corp. - Class H	204,000	111,057
China XLX Fertiliser Ltd.	33,000	16,518
COSCO SHIPPING Holdings Co. Ltd. - Class A	5,900	7,931
E-Commodities Holdings Ltd.	132,000	24,304
Excellence Commercial Property & Facilities Management Group Ltd.	56,000	14,417
FinVolution Group - ADR	8,182	40,746
First Tractor Co. Ltd. - Class H	70,000	35,636
Fu Shou Yuan International Group Ltd.	42,000	29,279
Fufeng Group Ltd.	127,000	71,667
GF Securities Co. Ltd. - Class H	289,400	386,708
Haier Smart Home Co. Ltd. - Class H	77,000	240,860
Hello Group, Inc. - ADR	4,340	30,293
Hubei Jumpcan Pharmaceutical Co. Ltd. - Class A	2,000	7,489
Industrial & Commercial Bank of China Ltd. - Class H	12,100	5,829
JD.com, Inc. - Class A	4,141	60,189
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - Class A	3,700	66,178
KE Holdings, Inc. - ADR	4,675	72,556
Kingsoft Corp. Ltd.	9,200	33,116
Kweichow Moutai Co. Ltd. - Class A	600	148,861
LexinFintech Holdings Ltd. - ADR	21,932	48,470
Li Auto, Inc. - Class A (a)	14,334	256,356
LONGi Green Energy Technology Co. Ltd. - Class A	4,888	18,276
Meituan - Class B (a)(b)	408	5,923
NetDragon Websoft Holdings Ltd.	9,500	17,560
NetEase, Inc.	1,900	38,144
PetroChina Co. Ltd. - Class H	252,000	189,175
PICC Property & Casualty Co. Ltd. - Class H	180,000	230,184
Seazen Group Ltd. (a)	180,000	32,758
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - Class A	2,178	72,182
Shenzhen SC New Energy Technology Corp. - Class A	600	6,239
Sinopec Engineering Group Co. Ltd. - Class H	200,500	90,206
TBEA Co. Ltd. - Class A	650	1,319
Tencent Holdings Ltd.	10,880	421,655
Tencent Music Entertainment Group - ADR (a)	15,884	101,340
The People's Insurance Co. Group of China Ltd. - Class H	17,000	6,072
Tianqi Lithium Corp. - Class A	2,300	17,298
Tongcheng Travel Holdings Ltd. (a)	25,200	55,140
Tongwei Co. Ltd. - Class A	11,300	49,905
Trip.com Group Ltd. (a)	1,920	67,740
Unisplendour Corp. Ltd. - Class A (a)	6,300	20,327
Vipshop Holdings Ltd. - ADR (a)	8,165	130,722
Weichai Power Co. Ltd. - Class H	364,000	493,892
Wuliangye Yibin Co. Ltd. - Class A	500	10,798
XPeng, Inc. - Class A (a)	9,946	91,849
YongXing Special Materials Technology Co. Ltd. - Class A	900	5,588
Yuexiu Services Group Ltd.	124,500	46,469
		6,976,819
Colombia - 0.0% (f)
Interconexion Electrica SA ESP	108	395

Czech Republic - 0.0% (f)
CEZ AS	924	39,259

Denmark - 3.0%
ALK-Abello A/S (a)	9,349	104,761
AP Moller - Maersk A/S - Class A	87	154,354
AP Moller - Maersk A/S - Class B	138	248,691
Bavarian Nordic A/S (a)	780	17,504
Carlsberg AS - Class B	64	8,065
D/S Norden A/S	3,264	181,724
Danske Bank A/S	18,049	420,412
Dfds A/S	582	19,202
DSV A/S	6,380	1,189,432
H Lundbeck A/S	14,822	79,932
H Lundbeck A/S - Class A	4,773	22,550
ISS A/S	2,218	34,038
Jyske Bank A/S (a)	470	34,345
NKT A/S (a)	420	21,968
Novo Nordisk A/S - Class B	41,448	3,770,352
Per Aarsleff Holding A/S	605	27,698
		6,335,028
Egypt - 0.1%
Abou Kir Fertilizers & Chemical Industries	26,954	58,444
Egypt Kuwait Holding Co. SAE	43,770	56,517
		114,961
Finland - 1.0%
Incap Oyj (a)	2,110	18,893
Kemira Oyj	3,618	56,312
Nokia Oyj	337,064	1,267,672
Nordea Bank Abp	50,739	557,562
Valmet Oyj	1,398	31,893
Wartsila OYJ Abp	11,685	132,453
		2,064,785
France - 5.8%
Accor SA	24,574	827,410
Amundi SA (b)	22,727	1,274,645
AXA SA	797	23,607
Bureau Veritas SA	3,911	96,882
Capgemini SE	691	119,984
Catana Group	7,520	47,525
Cie de Saint-Gobain	1,882	112,748
Cie Generale des Etablissements Michelin SCA	46,215	1,416,481
Dassault Aviation SA	502	94,424
Dassault Systemes SE	5,304	197,196
Edenred SE	811	50,672
Elis SA	4,094	72,047
Engie SA	14,218	218,010
Equasens	255	19,633
Eurazeo SE	1,535	91,441
Hammerson (a)	121,066	37,013
Hermes International SCA	138	250,869
Jacquet Metals SACA	893	15,168
Kering SA	321	145,946
La Francaise des Jeux SAEM (b)	3,556	115,482
L'Oreal SA	123	50,939
LVMH Moet Hennessy Louis Vuitton SE	2,055	1,550,347
Mersen SA	1,384	55,325
Publicis Groupe SA	3,915	295,648
Rexel SA	69,047	1,545,339
Rubis SCA	793	17,766
Safran SA	3	469
Sanofi	12,898	1,383,984
Schneider Electric SE	9,420	1,553,007
SCOR SE	526	16,386
SEB SA	592	55,240
Societe BIC SA	2,685	177,143
Sopra Steria Group SACA	280	57,789
Thales SA	287	40,270
TotalEnergies SE	1,089	71,664
Verallia SA (b)	3,952	155,394
		12,253,893
Georgia - 0.0% (f)
TBC Bank Group PLC	1,222	44,327

Germany - 3.3%
Allianz SE	27	6,438
Amadeus Fire AG	453	53,541
Atoss Software AG	938	194,171
BASF SE	28,858	1,309,935
Bayer AG	14,071	675,829
Bayerische Motoren Werke AG	885	90,146
Cliq Digital AG	2,490	49,387
Covestro AG (a)(b)	18,864	1,018,205
CTS Eventim AG & Co. KGaA	1,583	90,091
Daimler Truck Holding AG	32,780	1,136,826
Deutsche Lufthansa AG (a)	7,052	56,026
Evotec SE (a)	2,963	59,218
Fresenius Medical Care AG & Co. KGaA	19,413	838,467
Gerresheimer AG	374	39,293
Hornbach Holding AG & Co. KGaA	260	16,613
HUGO BOSS AG	1,610	101,926
Infineon Technologies AG	1,021	33,861
K+S AG	1,865	33,895
Krones AG	1,547	159,480
MBB SE	234	18,809
Mensch und Maschine Software SE	391	18,972
Mercedes-Benz Group AG	1,499	104,409
MTU Aero Engines AG	445	80,851
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	211	82,317
PVA TePla AG (a)	3,720	60,504
Rational AG	159	100,664
Siemens AG	2,050	293,895
Suedzucker AG	1,711	25,467
SUESS MicroTec SE	6,121	141,649
Wacker Neuson SE	2,520	51,397
		6,942,282
Greece - 0.1%
Aegean Airlines SA (a)	2,638	29,206
Alpha Services and Holdings SA (a)	21,828	28,972
Danaos Corp.	496	32,845
FF Group (a)(e)	2,880	–
Hellenic Telecommunications Organization SA	2,608	38,105
JUMBO SA	258	7,097
OPAP SA	274	4,593
Piraeus Financial Holdings SA (a)	10,718	31,773
Public Power Corp. SA (a)	785	7,878
		180,469
Hong Kong - 1.4%
AIA Group Ltd.	4,000	32,356
Beijing Enterprises Holdings Ltd.	22,500	77,519
Brilliance China Automotive Holdings Ltd.	648,000	319,285
China Overseas Land & Investment Ltd.	441,500	907,132
China Taiping Insurance Holdings Co. Ltd.	37,400	37,020
China Traditional Chinese Medicine Holdings Co. Ltd.	26,000	12,107
Cowell e Holdings, Inc. (a)	10,000	19,905
First Pacific Co. Ltd.	330,000	130,351
Futu Holdings Ltd. - ADR (a)	1,125	65,036
Galaxy Entertainment Group Ltd.	126,000	753,684
Geely Automobile Holdings Ltd.	40,000	47,075
Gemdale Properties & Investment Corp. Ltd.	1,008,000	41,500
Hong Kong Exchanges & Clearing Ltd.	1,000	37,282
JS Global Lifestyle Co. Ltd. (b)	235,500	38,972
Man Wah Holdings Ltd.	50,800	35,397
New World Development Co. Ltd.	2,000	3,881
Sinofert Holdings Ltd.	476,000	55,650
Skyworth Group Ltd.	76,000	28,446
Tam Jai International Co. Ltd.	115,000	19,803
The Bank of East Asia Ltd.	29,400	36,375
The United Laboratories International Holdings Ltd.	148,000	149,720
Theme International Holdings Ltd. (a)	300,000	24,764
United Energy Group Ltd.	140,000	20,555
Yue Yuen Industrial Holdings Ltd.	26,000	29,795
		2,923,610
Hungary - 0.2%
OTP Bank Nyrt	11,994	432,769

India - 2.5%
Aarti Drugs Ltd.	6,286	40,919
Ajanta Pharma Ltd.	4,568	99,066
Alembic Pharmaceuticals Ltd.	2,195	20,747
Ashok Leyland Ltd.	26,427	56,235
Bank of Baroda	12,009	30,939
BEML Ltd.	2,031	56,565
Bharat Petroleum Corp. Ltd.	18,012	75,148
Birlasoft Ltd.	3,405	19,812
Britannia Industries Ltd.	283	15,463
Can Fin Homes Ltd.	2,761	25,358
Caplin Point Laboratories Ltd.	7,681	95,200
Chennai Petroleum Corp. Ltd.	4,302	26,523
CMS Info Systems Ltd.	9,571	40,232
Coal India Ltd.	31,290	111,153
Coforge Ltd.	858	52,633
Finolex Cables Ltd.	2,836	37,899
GHCL Ltd.	7,847	58,130
Godawari Power and Ispat Ltd.	18,279	138,797
Gujarat Pipavav Port Ltd.	20,780	31,072
HCL Technologies Ltd.	12,811	190,042
ICICI Bank Ltd. - ADR	55,090	1,273,681
IDFC First Bank Ltd. (a)	18,319	21,064
Indian Oil Corp. Ltd.	41,391	45,368
Indo Count Industries Ltd.	6,848	18,422
Indoco Remedies Ltd.	8,529	34,791
Indraprastha Gas Ltd.	8,642	47,277
ITC Ltd.	14,278	76,441
JSW Steel Ltd.	5,586	52,338
Kaveri Seed Co. Ltd.	2,956	21,415
Kirloskar Ferrous Industries Ltd.	5,485	31,675
Kotak Mahindra Bank Ltd.	9,564	199,934
KPIT Technologies Ltd.	5,135	71,147
LIC Housing Finance Ltd.	3,983	22,294
Mahindra & Mahindra Ltd.	9,586	179,354
Motilal Oswal Financial Services Ltd.	3,711	39,294
Narayana Hrudayalaya Ltd.	3,551	46,442
NMDC Steel Ltd. (a)	32,328	20,041
NTPC Ltd.	11,567	34,167
Oil & Natural Gas Corp. Ltd.	57,052	131,570
Oil India Ltd.	7,170	25,747
Petronet LNG Ltd.	25,721	74,226
PTC India Ltd.	123,062	196,539
Rainbow Children's Medicare Ltd.	2,395	29,656
Route Mobile Ltd.	4,923	94,214
Sarda Energy & Minerals Ltd.	18,540	49,110
Shivalik Bimetal Controls Ltd.	2,999	19,225
Shriram Finance Ltd.	808	18,589
Shyam Metalics & Energy Ltd.	9,650	51,170
Siemens Ltd.	912	40,367
Sonata Software Ltd.	8,423	107,224
State Bank of India	9,529	68,623
Syngene International Ltd. (b)	2,202	21,285
Tata Communications Ltd.	5,422	126,037
Tata Consultancy Services Ltd.	7,645	324,294
Tata Motors Ltd.	20,671	156,710
The Great Eastern Shipping Co. Ltd.	10,282	104,929
The Karur Vysya Bank Ltd.	84,183	135,549
UltraTech Cement Ltd.	1,088	107,964
WNS Holdings Ltd. - ADR (a)	904	61,888
		5,401,994
Indonesia - 0.3%
Adaro Energy Indonesia Tbk PT	148,800	27,402
Astra International Tbk PT	332,000	133,579
Bank Central Asia Tbk PT	2,200	1,255
Bank Mandiri Persero Tbk PT	120,500	46,977
Bank Negara Indonesia Persero Tbk PT	136,600	91,221
Ciputra Development Tbk PT	689,500	45,497
Dharma Satya Nusantara Tbk PT	1,626,400	64,197
Indofood Sukses Makmur Tbk PT	53,100	22,745
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	953,500	36,401
Semen Indonesia Persero Tbk PT	113,600	47,287
Summarecon Agung Tbk PT	460,700	17,118
Triputra Agro Persada PT	898,100	33,414
United Tractors Tbk PT	57,900	105,714
Vale Indonesia Tbk PT	10,500	3,834
		676,641
Ireland - 2.4%
Accenture PLC - Class A	3,520	1,081,027
Bank of Ireland Group PLC	49,804	489,056
Experian PLC	33,844	1,105,662
Glenveagh Properties PLC (a)(b)	101,278	106,622
ICON PLC (a)	8,150	2,006,938
James Hardie Industries PLC - CDI (a)	6,651	173,547
Keywords Studios PLC	1,040	19,606
PDD Holdings, Inc. - ADR (a)	534	52,369
		5,034,827
Israel - 0.3%
Africa Israel Residences Ltd.	1,909	99,213
Electra Real Estate Ltd.	1,383	13,285
Inmode Ltd. (a)	1,904	57,996
Isras Investment Co. Ltd.	878	163,840
Ituran Location and Control Ltd.	2,682	80,192
Nova Ltd. (a)	710	79,832
Perion Network Ltd. (a)	1,120	34,306
Plus500 Ltd.	3,485	58,406
		587,070
Italy - 2.3%
Anima Holding SpA (b)	10,594	44,377
Assicurazioni Generali SpA	9,654	197,287
Azimut Holding SpA	1,311	28,589
Banca Monte dei Paschi di Siena SpA (a)	12,252	31,143
Banco BPM SpA	36,870	175,887
Buzzi SpA	2,400	65,732
Carel Industries SpA (b)	1,465	35,116
Danieli & C Officine Meccaniche SpA	1,380	28,795
Enel SpA	119,693	734,464
Ferrari NV	7,422	2,187,382
Intesa Sanpaolo SpA	171,166	439,862
Iren SpA	11,747	22,649
Iveco Group NV (a)	7,463	69,667
Leonardo SpA	11,408	164,408
Lottomatica Group Spa (a)	2,046	19,049
Moncler SpA	77	4,470
OVS SpA (b)	19,825	41,261
Reply SpA	388	36,424
Sanlorenzo SpA	1,028	38,567
Sesa SpA	150	15,723
SOL SpA	2,487	70,411
UniCredit SpA	9,615	230,080
Webuild SpA	74,991	133,223
		4,814,566
Japan - 9.8%
Advantest Corp.	31,200	867,331
Air Water, Inc.	1,400	17,441
ANA Holdings, Inc. (a)(c)	3,100	64,962
AOKI Holdings, Inc.	16,500	111,561
Aoyama Trading Co. Ltd.	9,700	108,377
Argo Graphics, Inc.	2,000	44,389
Astellas Pharma, Inc.	2,400	33,150
Avex, Inc.	4,400	42,469
BayCurrent Consulting, Inc.	2,400	80,192
Bell System24 Holdings, Inc.	5,700	60,199
Bushiroad, Inc.	5,300	19,929
Canon, Inc.	18,700	451,857
Chiyoda Corp. (a)	28,600	72,445
Chubu Electric Power Co., Inc.	14,900	190,602
CMIC Holdings Co. Ltd.	6,500	74,869
Credit Saison Co. Ltd.	1,600	25,363
Daihatsu Diesel Manufacturing Co. Ltd.	24,300	142,084
Dai-ichi Life Holdings, Inc.	1,100	22,886
Daishinku Corp.	10,500	54,066
Disco Corp.	500	91,819
DMG Mori Co. Ltd.	3,900	66,304
Doutor Nichires Holdings Co. Ltd.	6,200	96,632
Eiken Chemical Co. Ltd.	11,600	105,985
Electric Power Development Co. Ltd.	7,400	119,741
ENEOS Holdings, Inc.	14,700	57,990
Ferrotec Holdings Corp.	3,800	73,106
FreakOut Holdings, Inc. (a)	5,100	32,114
Fukuoka Financial Group, Inc.	16,300	388,678
Fukuyama Transporting Co. Ltd.	1,800	47,293
H.U. Group Holdings, Inc.	3,100	52,660
Hanwa Co. Ltd.	1,200	38,067
Heiwa Corp.	7,800	111,896
Hisamitsu Pharmaceutical Co., Inc.	1,000	36,409
Hitachi Zosen Corp.	5,800	32,537
Hokko Chemical Industry Co. Ltd.	2,900	18,460
Honda Motor Co. Ltd.	60,600	681,401
Horiba Ltd.	1,900	102,815
HS Holdings Co. Ltd.	9,000	59,449
Idemitsu Kosan Co. Ltd.	1,000	22,997
IDOM, Inc.	12,100	58,812
Inpex Corp.	5,500	82,541
ISB Corp.	4,100	39,557
Isuzu Motors Ltd.	16,900	212,412
J Trust Co. Ltd.	14,600	46,547
Jaccs Co. Ltd.	2,100	72,468
Japan Airlines Co. Ltd.	1,000	19,450
Japan Post Bank Co. Ltd.	14,300	124,240
Japan Post Holdings Co. Ltd.	10,000	79,945
Japan Tobacco, Inc.	5,000	115,066
JFE Holdings, Inc.	6,300	92,573
Juroku Financial Group, Inc.	2,900	72,381
Kawasaki Heavy Industries Ltd.	5,900	142,788
KDDI Corp.	500	15,306
Keyence Corp.	2,880	1,070,413
Komatsu Ltd.	39,300	1,062,068
Konoike Transport Co. Ltd.	3,100	40,092
Kumiai Chemical Industry Co. Ltd.	6,700	49,348
Kurabo Industries Ltd.	2,200	35,894
Kuraray Co. Ltd.	2,700	31,988
Kureha Corp.	2,400	133,538
Look Holdings, Inc.	2,100	28,223
Macnica Holdings, Inc.	2,600	122,113
Mandom Corp.	4,100	37,845
Marubeni Corp.	10,400	162,080
Maruzen Showa Unyu Co. Ltd.	2,600	65,808
Matsuda Sangyo Co. Ltd.	8,800	139,468
Mazda Motor Corp.	22,500	255,099
MCJ Co. Ltd.	4,500	33,772
Megmilk Snow Brand Co. Ltd.	12,700	194,796
MINEBEA MITSUMI, Inc.	31,800	518,695
Miroku Jyoho Service Co. Ltd.	7,200	79,299
Mitsubishi Corp.	5,700	271,552
Mitsubishi Heavy Industries Ltd.	3,200	179,284
Mitsubishi Motors Corp.	62,800	273,340
Mitsubishi Shokuhin Co. Ltd.	6,700	174,732
Mitsubishi UFJ Financial Group, Inc.	20,100	170,487
Mitsui & Co. Ltd.	1,400	50,742
Mitsui Matsushima Holdings Co. Ltd.	3,000	55,233
Mizuho Financial Group, Inc.	22,400	379,421
MS&AD Insurance Group Holdings, Inc.	2,500	91,438
MTG Co. Ltd.	4,300	44,228
Namura Shipbuilding Co. Ltd.	5,200	29,964
NEC Corp.	6,200	342,449
NET One Systems Co. Ltd.	4,900	92,987
Nexon Co. Ltd.	6,700	118,943
Nikkiso Co. Ltd.	4,900	33,219
NIPPON EXPRESS HOLDINGS, Inc.	1,100	57,395
Nippon Paper Industries Co. Ltd. (a)	2,300	20,736
NIPPON REIT Investment Corp.	11	26,272
Nippon Sanso Holdings Corp.	2,600	61,622
Nippon Telegraph & Telephone Corp.	30,000	35,433
Nippon Thompson Co. Ltd.	5,400	20,002
Nipro Corp.	5,100	41,242
Nishi-Nippon Financial Holdings, Inc.	1,300	14,779
Nissan Motor Co. Ltd.	21,700	95,719
Nissui Corp.	22,400	109,640
Nitto Denko Corp.	600	39,334
NS United Kaiun Kaisha Ltd.	1,800	47,279
NTT UD REIT Investment Corp.	22	20,325
OKUMA Corp.	1,100	48,351
Ono Pharmaceutical Co. Ltd.	5,600	107,407
Oriental Shiraishi Corp.	53,200	117,035
Otsuka Corp.	400	16,937
Outsourcing, Inc.	2,500	19,296
Pacific Industrial Co. Ltd.	2,200	21,074
Persol Holdings Co. Ltd.	26,000	42,298
Pressance Corp.	12,500	153,160
Prestige International, Inc.	10,800	44,509
Recruit Holdings Co. Ltd.	6,700	206,323
Renesas Electronics Corp. (a)	11,400	174,905
Resona Holdings, Inc.	148,300	819,617
Round One Corp.	10,200	38,198
Sakata INX Corp.	3,800	32,726
San ju San Financial Group, Inc.	3,900	48,260
San-Ai Obbli Co. Ltd.	1,900	20,161
Sanko Gosei Ltd.	18,700	88,745
Sanyo Shokai Ltd.	3,700	49,393
SCREEN Holdings Co. Ltd.	1,200	58,262
SCSK Corp.	5,500	95,936
Senshu Electric Co. Ltd.	700	16,501
Shibaura Machine Co. Ltd.	3,100	85,288
Shimizu Corp.	11,300	78,561
Shionogi & Co. Ltd.	3,500	156,504
SoftBank Corp.	7,600	85,949
SOSiLA Logistics REIT, Inc.	30	24,786
Subaru Corp.	37,500	728,461
SUMCO Corp.	1,300	16,907
Sumitomo Corp.	20,000	398,971
Sumitomo Mitsui Financial Group, Inc.	8,900	436,306
Sun Frontier Fudousan Co. Ltd.	10,400	104,734
T&D Holdings, Inc.	3,600	59,101
Takara Holdings, Inc.	8,800	70,674
Takara Leben Real Estate Investment Corp.	144	93,553
Takasago International Corp.	2,500	50,322
Takeda Pharmaceutical Co. Ltd.	15,500	481,367
The 77 Bank Ltd.	3,300	69,703
The Bank of Iwate Ltd.	1,200	20,947
The Hyakugo Bank Ltd.	5,600	20,069
The Oita Bank Ltd.	2,200	39,989
The Shiga Bank Ltd.	2,100	48,997
Tokai Carbon Co. Ltd.	14,400	112,745
Tokyo Gas Co. Ltd.	14,000	318,145
Tokyo Steel Manufacturing Co. Ltd.	9,200	104,776
Tokyotokeiba Co. Ltd.	1,000	26,885
Tokyu Fudosan Holdings Corp.	22,400	137,652
Tokyu REIT, Inc.	295	360,370
Topre Corp.	2,000	22,688
Toray Industries, Inc.	114,900	597,655
Tosoh Corp.	2,800	35,912
Toyo Engineering Corp. (a)	10,800	49,473
Toyota Motor Corp.	9,800	176,099
Toyota Tsusho Corp.	1,300	76,405
Traders Holdings Co. Ltd.	5,800	26,291
United Arrows Ltd.	1,600	20,962
Universal Entertainment Corp.	6,900	101,683
Valor Holdings Co. Ltd.	2,300	33,643
WingArc1st, Inc.	1,300	22,337
Xebio Holdings Co. Ltd.	7,200	48,158
Yokogawa Electric Corp.	8,400	162,206
Yorozu Corp.	3,100	19,627
Z Holdings Corp.	30,000	83,756
ZERIA Pharmaceutical Co. Ltd.	5,000	74,195
		20,754,893
Jersey - 0.0% (f)
Centamin PLC	31,921	32,509

Luxembourg - 0.5%
ArcelorMittal SA	40,748	1,019,103
Tenaris SA	6,166	97,429
		1,116,532
Malaysia - 0.2%
Bumi Armada Bhd (a)	708,900	84,486
Frencken Group Ltd.	61,700	50,202
Genting Bhd	2,700	2,396
Heineken Malaysia Bhd	28,800	149,137
Hong Leong Financial Group Bhd	1,100	4,147
MISC Bhd	48,900	73,716
My EG Services Bhd	121,900	20,612
Sime Darby Property Bhd	239,400	35,368
SP Setia Bhd Group	222,200	48,543
UMW Holdings Bhd	43,600	44,289
		512,896
Mauritius - 0.0% (f)
Capital Ltd.	76,573	79,680

Mexico - 0.3%
Alfa SAB de CV - Class A	38,300	24,966
Arca Continental SAB de CV	17,400	158,520
Cemex SAB de CV (a)	74,100	48,259
Coca-Cola Femsa SAB de CV	3,810	29,759
Controladora Vuela Cia de Aviacion SAB de CV - Class A (a)	88,700	59,854
FIBRA Macquarie Mexico (b)	25,200	42,310
Fomento Economico Mexicano SAB de CV	2,200	23,983
GCC SAB de CV	5,500	51,779
Grupo Aeroportuario del Sureste SAB de CV - Class B	5,765	141,268
Grupo Mexico SAB de CV - Class B	700	3,308
Nemak SAB de CV (a)(b)	217,500	42,059
Orbia Advance Corp SAB de CV	4,600	9,550
Promotora y Operadora de Infraestructura SAB de CV	8,555	76,221
		711,836
Netherlands - 4.0%
Adyen NV (a)(b)	1,392	1,031,844
ASM International NV	3,320	1,386,429
ASML Holding NV	1,348	791,598
ASML Holding NV - ADR	1,980	1,165,547
Eurocommercial Properties NV	2,013	44,591
ING Groep NV	95,053	1,255,672
Koninklijke Heijmans NV - CVA	3,472	39,200
Koninklijke Philips NV (a)	52,513	1,046,557
NN Group NV	3,993	127,963
Prosus NV	795	23,428
Randstad NV	25,240	1,391,274
Signify NV (b)	1,849	49,476
Wolters Kluwer NV	916	110,933
		8,464,512
New Zealand - 0.1%
Air New Zealand Ltd.	312,671	136,694
Summerset Group Holdings Ltd.	8,448	51,627
Xero Ltd. (a)	791	57,341
		245,662
Norway - 0.4%
Aker Solutions ASA	6,365	25,687
Austevoll Seafood ASA	4,927	34,596
BW Offshore Ltd.	14,183	32,627
DNB Bank ASA	18,767	377,993
Equinor ASA	224	7,344
Europris ASA (b)	5,428	30,279
Grieg Seafood ASA	2,532	18,508
Hoegh Autoliners ASA	13,580	97,600
Norske Skog ASA (a)(b)	13,916	60,145
Protector Forsikring ASA	1,260	20,478
Rana Gruber ASA	12,433	68,620
Wallenius Wilhelmsen ASA	2,409	19,044
		792,921
Peru - 0.0% (f)
Cia de Minas Buenaventura SAA - ADR	1,388	11,826
Credicorp Ltd.	30	3,839
		15,665
Philippines - 0.2%
BDO Unibank, Inc.	60,092	150,750
Bloomberry Resorts Corp. (a)	492,900	87,959
Megaworld Corp.	526,000	18,760
Robinsons Land Corp.	260,500	69,910
		327,379
Poland - 0.1%
Ciech SA	2,020	24,955
mBank SA (a)	376	33,863
PGE Polska Grupa Energetyczna SA (a)	34,845	59,598
Powszechna Kasa Oszczednosci Bank Polski SA	2,229	17,616
Powszechny Zaklad Ubezpieczen SA	6,900	65,287
Tauron Polska Energia SA (a)	104,819	85,991
		287,310
Portugal - 0.1%
Banco Comercial Portugues SA - Class R (a)	252,997	69,415
Jeronimo Martins SGPS SA	1,474	33,081
Sonae SGPS SA	108,213	105,034
		207,530
Russia - 0.0% (f)
Novolipetsk Steel PJSC (a)(d)(e)	46,050	–
PhosAgro PJSC - GDR (a)(d)(e)	5,089	–
Sberbank of Russia PJSC (d)(e)	29,200	–
Severstal PAO (a)(d)(e)	608	–
Surgutneftegas PJSC (d)(e)	168,940	–
Tatneft PJSC (d)(e)	19,624	–
		–
Saudi Arabia - 0.1%
Arab National Bank	3,396	21,719
Bawan Co.	9,620	84,392
Etihad Etisalat Co.	3,280	38,993
National Medical Care Co.	938	30,703
Saudi Awwal Bank	1,936	17,809
Saudi Telecom Co.	2,993	30,012
		223,628
Singapore - 0.5%
Best World International Ltd. (a)	14,200	17,427
BW Energy Ltd. (a)	13,061	33,380
DBS Group Holdings Ltd.	15,000	368,317
First Resources Ltd.	30,500	34,056
Jardine Cycle & Carriage Ltd.	700	16,300
Jiutian Chemical Group Ltd.	733,900	17,171
Lendlease Global Commercial REIT	547,800	218,159
Oversea-Chinese Banking Corp. Ltd.	14,400	134,488
Raffles Medical Group Ltd.	45,300	41,384
Singapore Airlines Ltd.	46,100	217,704
United Overseas Bank Ltd.	1,600	33,308
		1,131,694
South Africa - 0.4%
DRDGOLD Ltd. - ADR (c)	2,513	20,858
Fortress Real Estate Investments Ltd. (a)	193,200	131,205
Fortress Real Estate Investments Ltd. - Class B (a)	166,666	53,470
Gold Fields Ltd.	6,750	73,366
Harmony Gold Mining Co. Ltd.	10,230	38,492
Impala Platinum Holdings Ltd.	752	3,911
Investec PLC	27,052	157,740
JSE Ltd.	4,150	20,145
Momentum Metropolitan Holdings	128,403	133,692
MTN Group Ltd.	2,449	14,558
Old Mutual Ltd.	101,562	64,747
Reunert Ltd.	6,086	19,327
Sappi Ltd.	9,664	22,519
Vukile Property Fund Ltd.	117,487	81,040
		835,070
South Korea - 2.1%
AfreecaTV Co. Ltd.	477	29,500
Asia Paper Manufacturing Co. Ltd.	728	20,738
BNK Financial Group, Inc.	8,451	42,837
DB HiTek Co. Ltd.	2,458	88,827
DB Insurance Co. Ltd.	2,234	147,955
DGB Financial Group, Inc.	4,019	23,398
Dongjin Semichem Co. Ltd.	1,841	45,803
Dongwon Systems Corp.	1,212	26,936
Doosan Bobcat, Inc.	2,004	75,302
Eo Technics Co. Ltd.	544	56,960
F&F Holdings Co. Ltd.	995	12,014
GOLFZON Co. Ltd.	366	25,525
Hanmi Pharm Co. Ltd.	231	51,012
Hanon Systems	4,010	27,983
Hanwha Life Insurance Co. Ltd. (a)	33,298	70,422
HD Hyundai Co. Ltd.	137	6,719
HD Hyundai Infracore Co. Ltd.	5,084	40,006
HMM Co. Ltd.	8,918	107,443
Humedix Co. Ltd.	1,909	51,520
Hwa Shin Co. Ltd.	3,070	29,129
Hyundai Marine & Fire Insurance Co. Ltd.	2,394	57,558
Hyundai Motor Co.	1,031	145,954
JB Financial Group Co. Ltd.	20,466	150,997
Jeisys Medical, Inc. (a)	12,419	110,129
Jin Air Co. Ltd. (a)	3,641	32,523
KB Financial Group, Inc.	6,530	268,582
KCC Corp.	355	64,711
KG Chemical Corp.	2,830	14,996
Kia Corp.	6,068	364,204
KIWOOM Securities Co. Ltd.	1,905	133,206
KoMiCo Ltd.	1,190	43,068
Korea Investment Holdings Co. Ltd.	1,417	55,734
Korean Air Lines Co. Ltd.	6,436	103,695
Kyung Dong Navien Co. Ltd.	1,955	62,576
LF Corp.	2,819	29,773
LG Uplus Corp.	2,552	19,588
LIG Nex1 Co. Ltd.	351	22,857
Mgame Corp. (a)	6,202	29,774
NH Investment & Securities Co. Ltd.	5,400	40,887
OCI Co. Ltd. (a)	72	6,501
OCI Holdings Co. Ltd.	877	63,147
Orion Corp.	966	91,825
Paik Kwang Industrial Co. Ltd. (d)(e)	5,691	33,212
Samsung C&T Corp.	290	23,075
Samsung Card Co. Ltd.	875	19,740
Samsung Electronics Co. Ltd.	16,733	847,777
Samsung Securities Co. Ltd.	2,280	62,067
Sangsin Energy Display Precision Co. Ltd.	4,032	45,540
Shinhan Financial Group Co. Ltd.	19,280	509,100
SL Corp.	1,921	46,392
Vitzrocell Co. Ltd.	2,648	38,028
Youngone Corp.	753	26,947
		4,544,192
Spain - 0.9%
Acciona SA	399	50,733
Amadeus IT Group SA	1,779	107,209
Banco Bilbao Vizcaya Argentaria SA	3,296	26,838
Banco de Sabadell SA	53,294	61,731
CaixaBank SA	178,942	715,744
Endesa SA	855	17,378
Gestamp Automocion SA (b)	13,099	54,626
Grifols SA (a)	2,059	26,659
Iberdrola SA	41,664	465,196
Industria de Diseno Textil SA	8,363	311,265
Laboratorios Farmaceuticos Rovi SA	1,695	91,847
Prosegur Cia de Seguridad SA	9,848	15,891
		1,945,117
Sweden - 1.9%
Assa Abloy AB - Class B	12,829	279,490
Atlas Copco AB - Class A	58,979	790,193
Atlas Copco AB - Class B	32,051	374,429
Betsson AB - Class B	13,745	151,221
BioGaia AB - Class B	1,709	15,753
Camurus AB (a)	776	22,062
Castellum AB	12,555	127,950
Evolution AB (b)	11,990	1,208,207
Fortnox AB	14,069	74,850
G5 Entertainment AB	1,113	16,091
H & M Hennes & Mauritz AB - Class B	449	6,384
Hemnet Group AB	5,512	97,271
HMS Networks AB	922	33,560
Hoist Finance AB (a)(b)	7,368	18,410
Inwido AB	2,126	21,352
Modern Times Group MTG AB - Class B (a)	4,711	31,759
NCAB Group AB	6,877	33,800
Nordic Waterproofing Holding AB	2,182	32,463
Nyfosa AB	5,550	29,733
Sectra AB - Class B	7,633	90,080
Skandinaviska Enskilda Banken AB - Class A	15,577	185,539
SkiStar AB	1,675	17,115
Sweco AB (a)	3,272	30,447
Thule Group AB (b)	711	18,565
Transtema Group AB (a)	10,415	14,480
Trelleborg AB - Class B	4,493	111,494
Volvo AB - Class A	7,279	151,387
Volvo AB - Class B	1,513	31,145
Volvo Car AB - Class B (a)	8,676	35,061
		4,050,291
Switzerland - 4.7%
ABB Ltd.	13	465
Alcon, Inc.	4,059	313,658
Basilea Pharmaceutica AG (a)	686	30,695
Belimo Holding AG (a)	59	27,965
Cie Financiere Richemont SA	196	23,881
Coca-Cola HBC AG	8,059	220,573
Comet Holding AG	241	53,611
dormakaba Holding AG	69	33,915
DSM-Firmenich AG	108	9,123
Ferrexpo PLC (a)	7,905	7,320
Georg Fischer AG	659	36,967
Glencore PLC	4,334	24,785
Inficon Holding AG	69	84,160
Julius Baer Group Ltd.	16,807	1,077,091
LEM Holding SA	42	93,785
Lonza Group AG	1,260	582,935
Mobilezone Holding AG	2,003	29,848
Nestle SA	16,077	1,815,437
Novartis AG	7,933	809,514
Partners Group Holding AG	78	87,769
Roche Holding AG	5,862	1,598,949
SFS Group AG	310	33,894
Sika AG	5,440	1,378,807
Swiss Prime Site AG	47	4,301
Swiss Re AG	4,966	509,752
Swissquote Group Holding SA	137	25,009
Temenos AG	1,660	116,432
UBS Group AG	34,498	852,713
		9,883,354
Taiwan - 3.1%
Accton Technology Corp.	20,000	305,484
Adlink Technology, Inc.	16,000	30,523
Advanced International Multitech Co. Ltd.	15,000	32,736
Advantech Co. Ltd.	6,599	70,842
Ardentec Corp.	60,000	116,869
Asia Vital Components Co. Ltd.	3,000	31,787
Asustek Computer, Inc.	12,000	136,623
Chicony Power Technology Co. Ltd.	49,000	173,685
China Man-Made Fiber Corp. (a)	281,000	68,197
Chroma ATE, Inc.	5,000	42,856
Compal Electronics, Inc.	108,000	103,157
CTBC Financial Holding Co. Ltd.	109,000	82,876
Delta Electronics, Inc.	2,000	20,107
Depo Auto Parts Ind Co. Ltd.	40,000	166,203
Elitegroup Computer Systems Co. Ltd.	26,000	23,902
Eva Airways Corp.	64,000	58,985
Far Eastern Department Stores Ltd.	279,000	204,055
Far EasTone Telecommunications Co. Ltd.	23,000	51,783
Fitipower Integrated Technology, Inc.	5,200	44,794
Formosa Advanced Technologies Co. Ltd.	39,000	46,585
Formosa International Hotels Corp.	5,000	33,147
Getac Holdings Corp.	87,000	209,331
Global Brands Manufacture Ltd.	60,000	115,448
Globalwafers Co. Ltd.	3,000	42,194
Hon Hai Precision Industry Co. Ltd.	373,961	1,205,528
Innodisk Corp.	2,040	18,858
International Games System Co. Ltd.	4,000	80,853
ITE Technology, Inc.	21,000	102,601
King Yuan Electronics Co. Ltd.	35,000	82,574
L&K Engineering Co. Ltd.	16,000	58,312
Liton Technology Corp.	32,366	36,070
Lotes Co. Ltd.	4,000	102,078
Micro-Star International Co. Ltd.	24,000	122,085
Nan Pao Resins Chemical Co. Ltd.	19,000	122,139
Nan Ya Printed Circuit Board Corp.	3,000	24,802
Novatek Microelectronics Corp.	5,000	65,601
Pan German Universal Motors Ltd.	2,000	19,052
Quanta Computer, Inc.	17,000	126,652
Sanyang Motor Co. Ltd.	33,000	79,542
Sitronix Technology Corp.	3,000	25,976
Standard Chemical & Pharmaceutical Co. Ltd.	38,000	77,824
TaiDoc Technology Corp.	8,000	36,838
Taiwan Semiconductor Manufacturing Co. Ltd.	94,600	1,535,177
Ton Yi Industrial Corp.	81,000	41,413
Topkey Corp.	3,000	15,482
United Integrated Services Co. Ltd.	11,000	77,478
Voltronic Power Technology Corp.	1,000	49,101
Wan Hai Lines Ltd.	25,000	37,442
Wiwynn Corp.	3,000	139,412
		6,495,059
Thailand - 0.4%
Amata Corp. PCL	51,100	34,146
Electricity Generating PCL - NVDR	1,100	3,659
Ichitan Group PCL	282,000	129,828
Krung Thai Bank PCL - NVDR	62,700	32,688
Ngern Tid Lor PCL (a)	53,900	30,699
PTT Exploration & Production PCL - NVDR	40,000	186,920
Sappe PCL	24,500	54,723
SCB X PCL	135,300	398,515
		871,178
Turkey - 0.3%
Akbank TAS	291,697	354,249
BIM Birlesik Magazalar AS	644	6,420
Haci Omer Sabanci Holding AS	12,015	26,000
Migros Ticaret AS	8,495	113,192
MLP Saglik Hizmetleri AS (a)(b)	6,525	33,863
Sok Marketler Ticaret AS	26,189	55,475
Turkcell Iletisim Hizmetleri AS (a)	47,020	91,331
Turkiye Is Bankasi AS - Class C	6,921	6,468
Turkiye Petrol Rafinerileri AS	8,127	46,814
		733,812
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	181,484	427,486
Abu Dhabi Islamic Bank PJSC	51,461	157,719
Emirates NBD Bank PJSC	28,106	136,238
Orascom Construction PLC	6,316	28,823
		750,266
United States - 2.7%
Aon PLC - Class A	5,390	1,747,546
EPAM Systems, Inc. (a)	2,840	726,160
International Game Technology PLC	1,275	38,658
Linde PLC	2,640	983,004
Mettler-Toledo International, Inc. (a)	690	764,568
Primo Water Corp.	3,532	48,784
Southern Copper Corp.	640	48,186
STERIS PLC	5,780	1,268,248
		5,625,154
Uraguay - 0.4%
MercadoLibre, Inc. (a)	730	925,552

Vietnam - 0.2%
Vietnam Dairy Products JSC	149,900	457,599
Total Common Stocks (Cost $146,583,593)		164,418,815

PREFERRED STOCKS - 1.0%
Brazil - 0.5%
Cia de Ferro Ligas da Bahia FERBASA	10,400	104,195
Cia de Saneamento do Parana	211,600	192,381
Cia Energetica de Minas Gerais	104,900	258,360
Gol Linhas Aereas Inteligentes SA	35,300	46,350
Itau Unibanco Holding SA	51,921	280,649
Metalurgica Gerdau SA	19,400	42,995
Petroleo Brasileiro SA	5,300	36,356
		961,286
Chile - 0.0% (f)
Sociedad Quimica y Minera de Chile SA - Class B	57	3,390

Columbia - 0.0% (f)
Bancolombia SA	2,997	19,943

Germany - 0.4%
Bayerische Motoren Werke AG	1,812	169,181
Schaeffler AG	12,440	71,731
Volkswagen AG	5,940	683,910
		924,822
Russia - 0.0% (f)
Surgutneftegas PJSC (d)(e)	270,800	–

South Korea - 0.1%
Hyundai Motor Co.	1,280	100,436
Hyundai Motor Co.	792	61,674
		162,110
Total Preferred Stocks (Cost $2,942,433)		2,071,551

	Par Value
U.S. TREASURY OBLIGATIONS - 1.1%
U.S. Treasury Notes - 1.1%
0.250%, due 06/15/24	$250,000	240,976
0.750%, due 11/15/24	60,000	56,972
5.000%, due 08/31/25	123,000	122,750
5.000%, due 09/30/25	141,000	140,868
0.250%, due 10/31/25	59,000	53,478
4.125%, due 06/15/26	122,000	119,732
4.625%, due 09/15/26	251,000	249,745
0.875%, due 09/30/26	236,000	210,593
1.250%, due 11/30/26	361,000	323,885
1.500%, due 01/31/27	18,900	17,016
2.750%, due 04/30/27	1,000	935
3.250%, due 06/30/27	2,600	2,470
4.375%, due 08/31/28	124,000	122,760
4.625%, due 09/30/28	180,000	180,084
1.625%, due 05/15/31	288,000	233,775
2.750%, due 08/15/32	18,500	16,020
4.125%, due 11/15/32	141,400	136,385
3.875%, due 08/15/33	185,000	174,825
Total U.S. Treasury Obligations (Cost $2,556,495)		2,403,269

AGENCY MORTGAGE-BACKED OBLIGATIONS INTEREST-ONLY STRIPS - 0.1%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K-1501, 0.365%, due 04/25/30, Callable: 02/25/30 (g)	2,647,942	50,273
Series K-110, 1.696%, due 04/25/30, Callable: 02/25/30 (g)	497,122	40,734
Series K-118, 0.958%, due 09/25/30, Callable: 06/25/30 (g)	993,670	50,031
Total Agency Mortgage-Backed Obligations Interest-Only Strips (Cost $107,759)		141,038

NON-AGENCY MORTGAGE-BACKED OBLIGATIONS - 2.6%
Alen 2021-ACEN Mortgage Trust
Series 2021-ACEN, 7.699%, due 04/15/34 (1 Month SOFR Rate + 2.364%) (b)(h)	200,000	149,700
BBCMS 2018-TALL Mortgage Trust
Series 2018-TALL, 6.254%, due 03/15/37 (1 Month SOFR Rate + 0.919%) (b)(h)	200,000	185,000
BBCMS 2021-AGW Mortgage Trust
Series 2021-AGW, 6.698%, due 06/15/36, Callable: 06/15/24 (1 Month SOFR Rate + 1.364%) (b)(h)	100,000	92,204
BX Commercial Mortgage Trust 2020-VKNG
Series 2020-VKNG, 6.849%, due 10/15/37 (1 Month SOFR Rate + 1.514%) (b)(h)	70,000	68,828
BX Trust 2022-LBA6
Series 2022-LBA6, 6.335%, due 01/15/39 (1 Month SOFR Rate + 1.000%) (b)(h)	200,000	195,499
BX Trust 2022-PSB
Series 2022-PSB, 7.786%, due 08/15/39 (1 Month SOFR Rate + 2.451%) (b)(h)	178,524	178,412
CIM Trust 2021-J3
Series 2021-J3, 2.500%, due 06/25/51, Callable: 04/25/45 (b)(g)	515,690	378,851
COLT 2021-2 Mortgage Loan Trust
Series 2021-2, 0.924%, due 08/25/66, Callable: 10/25/23 (b)(g)	223,940	160,695
Deephaven Residential Mortgage Trust 2022-2
Series 2022-2, 4.300%, due 03/25/67, Callable: 04/25/25 (b)(g)	334,496	304,707
Great Wolf Trust 2019-WOLF
Series 2019-WOLF, 6.482%, due 12/15/36 (1 Month SOFR Rate + 1.148%) (b)(h)	106,000	105,470
GS Mortgage Securities Corp II
Series C, 5.505%, due 09/10/38 (b)(g)	150,000	143,329
GS Mortgage Securities Corp Trust 2018-HART
Series 2018-HART, 6.483%, due 10/15/31 (1 Month SOFR Rate + 1.143%) (b)	131,604	130,524
GS Mortgage-Backed Securities Trust 2021-PJ10
Series 2021-PJ10, 2.500%, due 03/25/52, Callable: 10/25/47 (b)(g)	411,381	345,272
GS Mortgage-Backed Securities Trust 2023-PJ4
Series 2023-PJ4, 6.000%, due 01/25/54, Callable: 04/25/36 (b)(g)	295,060	286,969
GSCG Trust 2019-600C
Series 2019-600C, 2.936%, due 09/06/34 (b)(g)	200,000	151,275
JP Morgan Chase Commercial Mortgage Securities Trust 2019-ICON
Series A, 3.884%, due 01/05/34 (b)	150,000	148,593
JP Morgan Mortgage Trust 2017-2
Series 2017-2, 3.500%, due 05/25/47, Callable: 06/25/28 (b)(g)	54,475	46,073
JP Morgan Mortgage Trust 2018-5
Series 2018-5, 3.500%, due 10/25/48, Callable: 03/25/28 (b)(g)	106,035	89,636
JP Morgan Mortgage Trust 2019-1
Series 2019-1, 4.000%, due 05/25/49, Callable: 10/25/23 (b)(g)	9,996	8,907
JP Morgan Mortgage Trust 2019-INV3
Series 2019-INV3, 3.500%, due 05/25/50, Callable: 03/25/31 (b)(g)	108,938	93,286
JP Morgan Mortgage Trust 2020-2
Series 2020-2, 3.500%, due 07/25/50, Callable: 02/25/29 (b)(g)	67,582	56,441
JP Morgan Mortgage Trust 2021-7
Series TR, 2.500%, due 11/25/51, Callable: 01/25/47 (b)(g)	246,136	181,131
JP Morgan Mortgage Trust 2021-14
Series 2021-14, 2.500%, due 05/25/52, Callable: 10/25/45 (b)(g)	213,878	161,269
JP Morgan Mortgage Trust 2022-5
Series 2022-5, 2.500%, due 09/25/52, Callable: 10/25/43 (b)(g)	369,203	271,465
JP Morgan Mortgage Trust 2022-6
Series 2022-6, 3.000%, due 11/25/52, Callable: 04/25/46 (b)(g)	183,601	144,693
JP Morgan Mortgage Trust 2023-2
Series 2023-2, 5.000%, due 07/25/53, Callable: 07/25/42 (b)(g)	90,218	83,719
JP Morgan Trust 2015-3
Series 2015-3, 3.500%, due 05/25/45, Callable: 10/25/23 (b)(g)	55,891	48,456
Morgan Stanley Capital I Trust 2016-BNK2
Series C, 3.884%, due 11/15/49, Callable: 11/15/26 (g)	200,000	150,489
Provident Funding Mortgage Trust 2021-J1
Series FLT, 2.000%, due 10/25/51, Callable: 02/25/43 (b)(g)	200,000	104,568
PSMC 2020-3 Trust
Series 2020-3, 3.000%, due 11/25/50, Callable: 07/25/45 (b)(g)	64,872	53,319
Sequoia Mortgage Trust 2013-3
Series 2013-3, 2.500%, due 03/25/43, Callable: 03/25/25 (g)	77,206	62,864
Sequoia Mortgage Trust 2019-CH2
Series 2019-CH2, 4.500%, due 08/25/49, Callable: 11/25/23 (b)(g)	1,337	1,293
Sequoia Mortgage Trust 2019-CH3
Series 2019-CH3, 4.000%, due 09/25/49, Callable: 02/25/35 (b)(g)	5,743	5,157
Sequoia Mortgage Trust 2020-4
Series 2020-4, 2.500%, due 11/25/50, Callable: 01/25/47 (b)(g)	200,000	128,857
Sequoia Mortgage Trust 2021-1
Series A-7, 2.500%, due 03/25/51, Callable: 08/25/46 (b)(g)	400,000	244,675
SLG Office Trust 2021-OVA
Series 2021-OVA, 2.585%, due 07/15/41 (b)	220,000	170,982
Wells Fargo Commercial Mortgage Trust 2021-FCMT
Series A, 6.649%, due 05/15/31 (1 Month SOFR Rate + 1.314%) (b)(h)	100,000	95,728
Wells Fargo Mortgage Backed Securities 2020-RR1 Trust
Series A-1, 3.000%, due 05/25/50, Callable: 12/25/27 (b)(g)	92,746	75,643
WFRBS Commercial Mortgage Trust 2014-C21
Series 2014-C21, 4.213%, due 08/15/47, Callable: 08/15/24 (g)	207,000	191,189
Total Non-Agency Mortgage-Backed Obligations (Cost $6,555,283)		5,495,168

NON-AGENCY MORTGAGE-BACKED OBLIGATION INTEREST-ONLY STRIPS - 0.1%
BANK 2020-BNK30
Series 2020-BNK30, 1.302%, due 12/15/53 (g)	968,256	62,158
Benchmark 2020-B19 Mortgage Trust
Series 2020-B19, 1.766%, due 09/15/53, Callable: 10/15/30 (g)	990,741	67,844
DBJPM 20-C9 Mortgage Trust
Series 2020-C9, 1.706%, due 09/15/53, Callable: 06/15/30 (g)	785,022	46,208
Total Non-Agency Mortgage-Backed Obligations Interest-Only Strips (Cost $273,488)		176,210

ASSET-BACKED SECURITIES - 1.8%
ACHV ABS TRUST 2023-1PL
Series 2023-1PL, 6.420%, due 03/18/30, Callable: Currently (b)	15,525	15,530
American Airlines 2015-2 Class AA Pass Through Trust
Series 2015-2, 3.600%, due 03/22/29	83,812	77,023
American Airlines 2016-1 Class AA Pass Through Trust
Series 2016-1, 3.575%, due 01/15/28	7,336	6,729
American Airlines 2016-2 Class AA Pass Through Trust
Series 2016-2, 3.200%, due 06/15/28	32,759	29,455
AmeriCredit Automobile Receivables Trust 2021-2
Series TR, 1.010%, due 01/19/27, Callable: 10/18/25	100,000	92,082
Beacon Container Finance II LLC
Series NT, 2.250%, due 10/22/46, Callable: 11/20/23 (b)	80,833	68,938
Carmax Auto Owner Trust 2023-3
Series B, 5.470%, due 02/15/29, Callable: 10/15/26	150,000	148,052
CLI Funding VIII LLC
Series LLC, 2.720%, due 01/18/47, Callable: 01/18/24 (b)	64,360	54,491
CNH Equipment Trust 2023-A
Series 2023-A, 4.770%, due 10/15/30, Callable: 08/15/27	300,000	291,451
Commonbond Student Loan Trust 2018-C-GS
Series A-1, 3.870%, due 02/25/46, Callable: Currently (b)	79,864	76,138
FedEx Corp 2020-1 Class AA Pass Through Trust
Series 2020-1AA, 1.875%, due 02/20/34	225,008	178,298
GM Financial Consumer Automobile Receivables Trust 2023-1
Series B, 5.030%, due 09/18/28, Callable: 10/16/26	200,000	194,334
Harley-Davidson Motorcycle Trust 2023-B
Series A-4, 5.780%, due 04/15/31, Callable: 05/15/27	150,000	149,552
Kubota Credit Owner Trust 2023-1
Series A-3, 5.020%, due 06/15/27, Callable: 11/15/26 (b)	100,000	98,489
Laurel Road Prime Student Loan Trust 2020-A
Series 1.40000, 1.400%, due 11/25/50, Callable: 10/25/28 (b)	135,418	119,238
Loanpal Solar Loan 2020-2 Ltd.
Series A, 2.750%, due 07/20/47, Callable: 05/20/36 (b)	190,948	145,290
Marlette Funding Trust 2021-1
Series C, 1.410%, due 06/16/31, Callable: 03/15/25 (b)	131,656	129,987
Mosaic Solar Loan Trust 2020-2
Series 2020-2, 1.440%, due 08/20/46, Callable: 09/20/30 (b)	77,618	63,256
Mosaic Solar Loans 2017-2 LLC
Series 2017-2, 3.820%, due 06/22/43, Callable: 06/20/29 (b)	266,000	239,863
Navient Private Education Refi Loan Trust 2020-G
Series A, 1.170%, due 09/16/69, Callable: 07/15/27 (b)	96,334	84,774
Navient Private Education Refi Loan Trust 2021-A
Series A, 0.840%, due 05/15/69, Callable: 04/15/28 (b)	59,346	51,209
Navient Private Education Refi Loan Trust 2023-A
Series A, 5.510%, due 10/15/71, Callable: 10/15/32 (b)	191,549	188,902
OneMain Financial Issuance Trust 2023-1
Series A, 5.500%, due 06/14/38, Callable: 06/14/28 (b)	150,000	146,093
Oscar US Funding XII LLC
Series 2021-12, 1.000%, due 04/10/28, Callable: 02/10/25 (b)	200,000	188,962
PFS Financing Corp.
Series 2021-A, 0.710%, due 04/15/26, Callable: Currently (b)	100,000	97,230
Santander Consumer Auto Receivables Trust 2021-A
Series 2021-A, 1.030%, due 11/16/26, Callable: 09/15/25 (b)	150,000	139,170
Santander Drive Auto Receivables Trust 2021-2
Series C, 0.900%, due 06/15/26, Callable: 03/15/25	35,297	34,974
SMB Private Education Loan Trust 2020-PTB
Series 1.60000, 1.600%, due 09/15/54, Callable: Currently (b)	185,901	161,885
SoFi Consumer Loan Program 2023-1S Trust
Series 2023-1S, 5.810%, due 05/15/31, Callable: 10/15/25 (b)	54,288	54,209
Sofi Professional Loan Program 2018-B Trust
Series 3.34000, 3.340%, due 08/25/47, Callable: 09/25/25 (b)	43,574	42,170
Sunnova Helios IV Issuer LLC
Series A, 2.980%, due 06/20/47, Callable: 06/20/27 (b)	213,808	188,226
Vivint Solar Financing VII LLC
Series LLC, 2.210%, due 07/31/51 (b)	174,101	136,772
Volvo Financial Equipment LLC Series 2020-1
Series A-4, 0.600%, due 03/15/28, Callable: 06/15/24 (b)	150,000	146,118
Total Asset-Backed Securities (Cost $4,183,230)		3,838,890

COLLATERALIZED LOAN OBLIGATIONS - 2.1%
AB BSL CLO 4 Ltd.
Series 2023-4, 7.416%, due 04/20/36, Callable: 04/20/25 (3 Month SOFR Rate + 2.000%) (b)(h)	250,000	250,451
Apidos CLO XXIII
Series XXIII, 6.875%, due 04/15/33, Callable: 10/15/23 (3 Month SOFR Rate + 1.482%) (b)(h)	400,000	398,008
Arbor Realty Commercial Real Estate Notes 2021-FL2 Ltd.
Series B, 7.049%, due 05/15/36, Callable: 12/15/23 (1 Month SOFR Rate + 1.714%) (b)(h)	450,000	436,017
Betony CLO 2 Ltd.
Series 2018, 6.732%, due 04/30/31, Callable: 10/30/23 (3 Month SOFR Rate + 1.342%) (b)(h)	245,781	245,349
CARLYLE US CLO 2021-1 Ltd.
Series LTD, 6.795%, due 04/15/34, Callable: 10/15/23 (3 Month SOFR Rate + 1.402%) (b)(h)	250,000	248,504
Madison Park Funding XXI Ltd.
Series FLT, 7.055%, due 10/15/32, Callable: 10/15/23 (3 Month SOFR Rate + 1.662%) (b)(h)	250,000	246,901
Marble Point CLO XIV Ltd.
Series FLT, 6.957%, due 01/20/32, Callable: 10/20/23 (3 Month SOFR Rate + 1.542%) (b)(h)	490,000	487,189
MF1 2021-FL7 Ltd.
Series 2021-FL7, 7.499%, due 10/16/36, Callable: 10/16/23 (1 Month SOFR Rate + 2.164%) (b)(d)(h)	200,000	190,000
Neuberger Berman Loan Advisers CLO 34 Ltd.
Series FLT, 6.656%, due 01/20/35, Callable: 10/20/23 (3 Month SOFR Rate + 1.240%) (b)(h)	250,000	248,378
Oaktree CLO 2019-1 Ltd.
Series 2019-1R, 6.784%, due 04/22/30, Callable: 10/22/23 (3 Month SOFR Rate + 1.372%) (b)(h)	250,000	247,783
Octagon Investment Partners 48 Ltd.
Series A-R, 6.827%, due 10/20/34, Callable: 10/20/23 (3 Month SOFR Rate + 1.412%) (b)(h)	400,000	396,126
Palmer Square CLO 2019-1 Ltd.
Series 2019-1R, 6.781%, due 11/14/34, Callable: 11/14/23 (3 Month SOFR Rate + 1.412%) (b)(h)	250,000	249,222
Ready Capital Mortgage Financing 2021-FL5 LLC
Series 2021-FL5, 7.189%, due 04/25/38, Callable: 03/25/24 (1 Month SOFR Rate + 1.864%) (b)(h)	400,000	391,173
TCI-Symphony CLO 2016-1 Ltd.
Series FLT, 6.675%, due 10/13/32, Callable: 10/13/23 (3 Month SOFR Rate + 1.282%) (b)(h)	500,000	497,019
Total Collateralized Loan Obligations (Cost $4,574,083)		4,532,120

CORPORATE BONDS - 4.3%
Bermuda - 0.0% (f)
Triton Container International Ltd.
2.050%, due 04/15/26, Callable: 03/15/26 (b)	114,000	101,824
Britain - 0.2%
HSBC Holdings PLC
2.206%, due 08/17/29, Callable: 08/17/28 (SOFR Rate + 1.285%) (h)	200,000	164,949
Royalty Pharma PLC
1.200%, due 09/02/25, Callable: 08/02/25	64,000	58,075
1.750%, due 09/02/27, Callable: 07/02/27	178,000	151,864
2.200%, due 09/02/30, Callable: 06/02/30	70,000	54,390
		429,278
Canada - 0.2%
Enbridge, Inc.
1.600%, due 10/04/26, Callable: 09/04/26	114,000	101,287
Nutrien Ltd.
5.950%, due 11/07/25	98,000	97,946
Royal Bank of Canada
1.200%, due 04/27/26	91,000	81,158
The Bank of Nova Scotia
2.700%, due 08/03/26	111,000	102,019
		382,410
France - 0.1%
BNP Paribas SA
2.819%, due 11/19/25, Callable: 11/19/24 (3 Month SOFR Rate + 1.373%) (b)(h)	200,000	191,927
Japan - 0.0% (f)
Sumitomo Mitsui Trust Bank Ltd.
2.800%, due 03/10/27 (b)	71,000	64,300
United States - 3.8%
AbbVie, Inc.
3.800%, due 03/15/25, Callable: 12/15/24	128,000	124,320
Amazon.com, Inc.
1.500%, due 06/03/30, Callable: 03/03/30	108,000	85,286
Ameren Illinois Co.
3.800%, due 05/15/28, Callable: 02/15/28	80,000	75,188
American Express Co.
2.250%, due 03/04/25, Callable: 02/01/25	69,000	65,559
American Honda Finance Corp.
1.200%, due 07/08/25	74,000	68,508
American International Group, Inc.
3.900%, due 04/01/26, Callable: 01/01/26	30,000	28,651
Amgen, Inc.
3.200%, due 11/02/27, Callable: 08/02/27	117,000	107,347
Apple, Inc.
1.200%, due 02/08/28, Callable: 12/08/27	91,000	77,553
AT&T, Inc.
2.250%, due 02/01/32, Callable: 11/01/31	146,000	109,582
Bank of America Corp.
4.000%, due 01/22/25	75,000	73,048
0.976%, due 04/22/25, Callable: 04/22/24 (SOFR Rate + 0.690%) (h)	196,000	189,930
1.734%, due 07/22/27, Callable: 07/22/26 (SOFR Rate + 0.960%) (h)	325,000	287,548
3.593%, due 07/21/28, Callable: 07/21/27 (3 Month SOFR Rate + 1.632%) (h)	49,000	44,736
3.419%, due 12/20/28, Callable: 12/20/27 (3 Month SOFR Rate + 1.302%) (h)	18,000	16,064
2.592%, due 04/29/31, Callable: 04/29/30 (SOFR Rate + 2.150%) (h)	177,000	142,379
Blackstone Holdings Finance Co. LLC
1.625%, due 08/05/28, Callable: 06/05/28 (b)	104,000	85,212
2.500%, due 01/10/30, Callable: 10/10/29 (b)	44,000	35,554
Broadcom, Inc.
3.459%, due 09/15/26, Callable: 07/15/26	71,000	66,584
2.450%, due 02/15/31, Callable: 11/15/30 (b)	62,000	48,272
Capital One Financial Corp.
1.878%, due 11/02/27, Callable: 11/02/26 (SOFR + 0.855%) (h)	97,000	84,531
Carrier Global Corp.
2.722%, due 02/15/30, Callable: 11/15/29	145,000	121,013
Caterpillar Financial Services Corp.
3.250%, due 12/01/24	95,000	92,566
Citigroup, Inc.
0.981%, due 05/01/25, Callable: 05/01/24 (SOFR Rate + 0.669%) (h)	137,000	132,310
CVS Health Corp.
3.875%, due 07/20/25, Callable: 04/20/25	247,000	238,649
1.750%, due 08/21/30, Callable: 05/21/30	146,000	112,110
Duke Energy Corp.
3.150%, due 08/15/27, Callable: 05/15/27	143,000	130,586
Ecolab, Inc.
4.800%, due 03/24/30, Callable: 12/24/29	64,000	62,239
Entergy Corp.
0.900%, due 09/15/25, Callable: 08/15/25	101,000	91,721
Enterprise Products Operating LLC
2.800%, due 01/31/30, Callable: 10/31/29	73,000	61,907
Equinix, Inc.
1.250%, due 07/15/25, Callable: 06/15/25	133,000	122,324
2.900%, due 11/18/26, Callable: 09/18/26	73,000	67,008
Fidelity National Information Services, Inc.
4.700%, due 07/15/27, Callable: 06/15/27	104,000	100,942
Fiserv, Inc.
3.850%, due 06/01/25, Callable: 03/01/25	55,000	53,225
5.450%, due 03/02/28, Callable: 02/02/28	101,000	100,177
Global Payments, Inc.
1.200%, due 03/01/26, Callable: 02/01/26	61,000	54,416
HCA, Inc.
4.125%, due 06/15/29, Callable: 03/15/29	103,000	93,086
Intel Corp.
3.700%, due 07/29/25, Callable: 04/29/25	34,000	32,907
JPMorgan Chase & Co.
1.470%, due 09/22/27, Callable: 09/22/26 (SOFR Rate + 0.765%) (h)	165,000	144,360
2.947%, due 02/24/28, Callable: 02/24/27 (SOFR Rate + 1.170%) (h)	81,000	73,426
2.069%, due 06/01/29, Callable: 06/01/28 (SOFR Rate + 1.015%) (h)	54,000	45,503
1.953%, due 02/04/32, Callable: 02/04/31 (SOFR Rate + 1.065%) (h)	20,000	15,229
2.580%, due 04/22/32, Callable: 04/22/31 (3 Month SOFR Rate + 1.250%) (h)	73,000	57,881
Keurig Dr Pepper, Inc.
4.417%, due 05/25/25, Callable: 03/25/25	17,000	16,640
Kinder Morgan, Inc.
1.750%, due 11/15/26, Callable: 10/15/26	76,000	67,640
Kite Realty Group LP
4.000%, due 10/01/26, Callable: 07/01/26	78,000	70,926
Lowe's Cos., Inc.
3.350%, due 04/01/27, Callable: 03/01/27	71,000	66,092
Meta Platforms, Inc.
3.500%, due 08/15/27, Callable: 07/15/27	20,000	18,861
3.850%, due 08/15/32, Callable: 05/15/32	29,000	25,642
Morgan Stanley
1.164%, due 10/21/25, Callable: 10/21/24 (SOFR Rate + 0.560%) (h)	101,000	95,099
2.188%, due 04/28/26, Callable: 04/28/25 (SOFR Rate + 1.990%) (h)	235,000	220,776
1.593%, due 05/04/27, Callable: 05/04/26 (SOFR Rate + 0.879%) (h)	183,000	161,888
1.512%, due 07/20/27, Callable: 07/20/26 (SOFR Rate + 0.858%) (h)	122,000	107,419
2.239%, due 07/21/32, Callable: 07/21/31 (SOFR Rate + 1.178%) (h)	37,000	27,903
6.342%, due 10/18/33, Callable: 10/18/32 (SOFR Rate + 2.560%) (h)	105,000	105,616
5.297%, due 04/20/37, Callable: 04/20/32 (SOFR Rate + 2.620%) (h)	9,000	8,043
5.948%, due 01/19/38, Callable: 01/19/33 (5 Year CMT Rate + 2.430%) (h)	2,000	1,877
MPLX LP
4.875%, due 12/01/24, Callable: 09/01/24	74,000	73,005
2.650%, due 08/15/30, Callable: 05/15/30	32,000	25,869
Nestle Holdings, Inc.
5.250%, due 03/13/26 (b)	150,000	149,651
NextEra Energy Capital Holdings, Inc.
4.625%, due 07/15/27, Callable: 06/15/27	103,000	99,324
Nucor Corp.
4.300%, due 05/23/27, Callable: 04/23/27	69,000	66,190
Oracle Corp.
3.250%, due 11/15/27, Callable: 08/15/27	109,000	99,170
2.950%, due 04/01/30, Callable: 01/01/30	211,000	178,028
O'Reilly Automotive, Inc.
3.600%, due 09/01/27, Callable: 06/01/27	146,000	136,218
Ovintiv, Inc.
5.375%, due 01/01/26, Callable: 10/01/25	101,000	99,485
Parker-Hannifin Corp.
4.250%, due 09/15/27, Callable: 08/15/27	102,000	97,360
PepsiCo, Inc.
2.625%, due 07/29/29, Callable: 04/29/29	84,000	73,655
Phillips 66
0.900%, due 02/15/24, Callable: 10/16/23	71,000	69,683
Plains All American Pipeline LP
4.650%, due 10/15/25, Callable: 07/15/25	101,000	98,122
PPG Industries, Inc.
1.200%, due 03/15/26, Callable: 02/15/26	113,000	101,509
Realty Income Corp.
3.250%, due 01/15/31, Callable: 10/15/30	120,000	100,977
Ross Stores, Inc.
4.600%, due 04/15/25, Callable: 03/15/25	120,000	117,649
RTX Corp.
3.200%, due 03/15/24, Callable: 01/15/24	92,000	90,810
Sabine Pass Liquefaction LLC
5.000%, due 03/15/27, Callable: 09/15/26	57,000	55,279
Sierra Pacific Power Co.
2.600%, due 05/01/26, Callable: 02/01/26	128,000	118,904
Southwestern Electric Power Co.
1.650%, due 03/15/26, Callable: 02/15/26	91,000	82,531
Steel Dynamics, Inc.
1.650%, due 10/15/27, Callable: 08/15/27	73,000	62,300
The AES Corp.
1.375%, due 01/15/26, Callable: 12/15/25	71,000	63,714
The Boeing Co.
4.875%, due 05/01/25, Callable: 04/01/25	75,000	73,746
The Goldman Sachs Group, Inc.
0.855%, due 02/12/26, Callable: 02/12/25 (SOFR Rate + 0.609%) (h)	91,000	84,172
The Home Depot, Inc.
1.500%, due 09/15/28, Callable: 07/15/28	103,000	86,529
The Walt Disney Co.
2.000%, due 09/01/29, Callable: 06/01/29	72,000	59,525
T-Mobile USA, Inc.
2.250%, due 02/15/26, Callable: 10/10/23	126,000	115,986
3.750%, due 04/15/27, Callable: 02/15/27	57,000	53,219
Trans-Allegheny Interstate Line Co.
3.850%, due 06/01/25, Callable: 03/01/25 (b)	108,000	104,341
United Airlines 2014-2 Class A Pass Through Trust
Series A, 3.750%, due 09/03/26	-	-
US Bancorp
4.548%, due 07/22/28, Callable: 07/22/27 (SOFR Rate + 1.660%) (h)	42,000	39,409
Verizon Communications, Inc.
2.100%, due 03/22/28, Callable: 01/22/28	73,000	62,564
2.355%, due 03/15/32, Callable: 12/15/31	160,000	121,736
Vmware, Inc.
1.000%, due 08/15/24, Callable: 10/10/23	95,000	91,005
Walmart, Inc.
1.050%, due 09/17/26, Callable: 08/17/26	105,000	93,647
WEC Energy Group, Inc.
5.150%, due 10/01/27, Callable: 09/01/27	66,000	65,021
Wells Fargo & Co.
2.164%, due 02/11/26, Callable: 02/11/25 (3 Month SOFR Rate + 1.012%) (h)	40,000	37,783
4.540%, due 08/15/26, Callable: 08/15/25 (SOFR Rate + 1.560%) (h)	48,000	46,591
3.526%, due 03/24/28, Callable: 03/24/27 (SOFR Rate + 1.510%) (h)	44,000	40,252
		8,048,818
Total Corporate Bonds (Cost $10,059,020)		9,218,557

AFFILIATED REGISTERED INVESTMENT COMPANIES - 3.2%
Voya VACS Series EMHCD Fund	128	1,252
Voya VACS Series HYB Fund	89,535	884,611
Voya VACS Series SC Fund	586,359	5,928,085
Total Affiliated Registered Investment Companies (Cost $7,185,336)		6,813,948

Total Investments at Value - 93.9% (Cost $185,020,720)		199,109,566
Other Assets in Excess of Liabilities - 6.1%		12,830,041
Net Assets - 100.0%		$211,939,607

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other ‘‘qualified institutional buyers.’’ As of September 30, 2023, the value of these investments was $18,546,655, or 8.8% of total net assets.

(c)	This security or a partial position of this security is on loan at September 30, 2023. The total fair value of securities on loan at September 30, 2023 was $2,598,658.
(d)	Illiquid security. The total value of such securities is $223,212 as of September 30, 2023, representing 0.1% of net assets.
(e)	Level 3 security. Security has been valued at fair value by the valuation designee. The total value of such securities is $33,212 as of September 30, 2023, representing 0.0% of net assets.
(f)	Represents less than 0.1%
(g)	Variable rate security. The coupon is based on an underlying pool of loans. The rate listed is as of September 30,2023.
(h)	Variable rate security based on a reference index and spread. The rate listed is as of September 30, 2023.

The Accompanying Footnotes are an Integral Part of this Schedule of Investments.

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF FUTURES CONTRACTS
September 30, 2023 (Unaudited)

				Value/
			Notional	Unrealized
FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Amount	Appreciation
2-Year U.S. Treasury Note Future	6	12/29/2023	$1,196,192	$2,942
5-Year U.S. Treasury Note Future	29	12/29/2023	2,832,985	26,226
10-Year U.S. Treasury Note Future	13	12/19/2023	1,264,750	26,684
U.S. Treasury Long Bond Future	11	12/19/2023	1,022,048	68,984
Ultra 10-Year U.S. Treasury Bond Future	8	12/19/2023	728,012	26,921
Ultra Long-Term U.S. Treasury Bond Future	6	12/19/2023	437,319	52,314
Total Futures Contracts Sold Short			$7,481,306	$204,071

The average monthly notional amount of futures contracts sold short for Wilshire International Equity Fund during the nine months ended September 30, 2023 was $7,971,664.

WILSHIRE INTERNATIONAL EQUITY FUND
SCHEDULE OF TOTAL RETURN SWAPS
September 30, 2023 (Unaudited)

		Pay/Receive
		Total Return						Value/
	Reference	on Reference	Financing	Maturity	Payment		Notional	Unrealized
Counterparty	Entity	Entity	Rate	Date	Frequency	Shares	Amount	Appreciation
Goldman Sachs Bank, USA	MSCI Emerging Markets Total Return Index	Receive	(U.S. Federal Funds Rate + 0.200%)	12/04/2023	At Maturity	25,623	$12,680,925	$ 1,179,779
Morgan Stanley Capital	MSCI EAFE Total Return Index	Receive	(U.S. Federal Funds Rate + 0.070%)	12/04/2023	Monthly	4,336	30,565,956	4,830,901
Total Return Swaps								$ 6,010,680

The average monthly notional amount of total return swaps for Wilshire International Equity Fund during the nine months ended September 30, 2023 was $44,259,063.

WILSHIRE INTERNATIONAL EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS
September 30, 2023 (Unaudited)

1. Securities Valuation

 Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee of Wilshire Advisors LLC (the “Adviser”) it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price.

Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Company. The Adviser has been named the valuation designee to implement the daily pricing and fair valuation procedures of the Portfolios. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.

Wilshire International Equity Fund uses a third-party pricing agent who provides a daily fair value for foreign securities. In the event that the Adviser believes that the fair values provided are not reliable, the Adviser may request that a meeting of the Pricing Committee be held.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:

● Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
● Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
● Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the period ended September 30, 2023, there have been no significant changes to the Portfolio's fair value methodologies.

The following is a summary of the inputs used to value the Portfolio's investments as of September 30, 2023:

Wilshire International Equity Fund	Level 1	Level 2	Level 3		Total
Common Stocks . . . . . . . . . . . . . . . . . . . . . . .
Australia . . . . . . . . . . . . . . . . . . . . . . .	$1,652,481	$3,582,261	$-		$5,234,742
Austria . . . . . . . . . . . . . . . . . . . . . . .	23,719	352,592	-		376,311
Belgium . . . . . . . . . . . . . . . . . . . . . . .	-	273,181	-		273,181
Bermuda . . . . . . . . . . . . . . . . . . . . . . .	1,377,389	-	-		1,377,389
Brazil . . . . . . . . . . . . . . . . . . . . . . .	1,879,384	-	-		1,879,384
Britain . . . . . . . . . . . . . . . . . . . . . . .	71,050	18,085,729	-		18,156,779
Canada . . . . . . . . . . . . . . . . . . . . . . .	10,163,257	-	-	*	10,163,257
Chile . . . . . . . . . . . . . . . . . . . . . . .	112,786	-	-		112,786
China . . . . . . . . . . . . . . . . . . . . . . .	877,868	6,098,951	-		6,976,819
Colombia . . . . . . . . . . . . . . . . . . . . . . .	395	-	-		395
Czech Republic . . . . . . . . . . . . . . . . . . . . . . .	-	39,259	-		39,259
Denmark . . . . . . . . . . . . . . . . . . . . . . .	-	6,335,028	-		6,335,028
Egypt . . . . . . . . . . . . . . . . . . . . . . .	58,444	56,517	-		114,961
Finland . . . . . . . . . . . . . . . . . . . . . . .	-	2,064,785	-		2,064,785
France . . . . . . . . . . . . . . . . . . . . . . .	-	12,253,893	-		12,253,893
Georgia . . . . . . . . . . . . . . . . . . . . . . .	-	44,327	-		44,327
Germany . . . . . . . . . . . . . . . . . . . . . . .	49,387	6,892,895	-		6,942,282
Greece . . . . . . . . . . . . . . . . . . . . . . .	32,845	147,624	-	*	180,469
Hong Kong . . . . . . . . . . . . . . . . . . . . . . .	65,036	2,858,574	-		2,923,610
Hungary . . . . . . . . . . . . . . . . . . . . . . .	-	432,769	-		432,769
India . . . . . . . . . . . . . . . . . . . . . . .	1,335,569	4,066,425	-		5,401,994
Indonesia . . . . . . . . . . . . . . . . . . . . . . .	-	676,641	-		676,641
Ireland . . . . . . . . . . . . . . . . . . . . . . .	3,140,334	1,894,493	-		5,034,827
Israel . . . . . . . . . . . . . . . . . . . . . . .	252,326	334,744	-		587,070
Italy . . . . . . . . . . . . . . . . . . . . . . .	-	4,814,566	-		4,814,566
Japan . . . . . . . . . . . . . . . . . . . . . . .	481,367	20,273,526	-		20,754,893
Jersey . . . . . . . . . . . . . . . . . . . . . . .	-	32,509	-		32,509
Luxembourg . . . . . . . . . . . . . . . . . . . . . . .	-	1,116,532	-		1,116,532
Malaysia . . . . . . . . . . . . . . . . . . . . . . .	-	512,896	-		512,896
Mauritius . . . . . . . . . . . . . . . . . . . . . . .	-	79,680	-		79,680
Mexico . . . . . . . . . . . . . . . . . . . . . . .	711,836	-	-		711,836
Netherlands . . . . . . . . . . . . . . . . . . . . . . .	1,165,547	7,298,965	-		8,464,512
New Zealand . . . . . . . . . . . . . . . . . . . . . . .	-	245,662	-		245,662
Norway . . . . . . . . . . . . . . . . . . . . . . .	-	792,921	-		792,921
Peru . . . . . . . . . . . . . . . . . . . . . . .	15,665	-	-		15,665
Philippines . . . . . . . . . . . . . . . . . . . . . . .	-	327,379	-		327,379
Poland . . . . . . . . . . . . . . . . . . . . . . .	-	287,310	-		287,310
Portugal . . . . . . . . . . . . . . . . . . . . . . .	-	207,530	-		207,530
Russia . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	*	-
Saudi Arabia . . . . . . . . . . . . . . . . . . . . . . .	-	223,628	-		223,628
Singapore . . . . . . . . . . . . . . . . . . . . . . .	-	1,131,694	-		1,131,694
South Africa . . . . . . . . . . . . . . . . . . . . . . .	20,858	814,212	-		835,070
South Korea . . . . . . . . . . . . . . . . . . . . . . .	-	4,510,980	33,212		4,544,192
Spain . . . . . . . . . . . . . . . . . . . . . . .	-	1,945,117	-		1,945,117
Sweden . . . . . . . . . . . . . . . . . . . . . . .	-	4,050,291	-		4,050,291
Switzerland . . . . . . . . . . . . . . . . . . . . . . .	-	9,883,354	-		9,883,354
Taiwan . . . . . . . . . . . . . . . . . . . . . . .	-	6,495,059	-		6,495,059
Thailand . . . . . . . . . . . . . . . . . . . . . . .	-	871,178	-		871,178
Turkey . . . . . . . . . . . . . . . . . . . . . . .	-	733,812	-		733,812
United Arab Emirates . . . . . . . . . . . . . . . . . . . . . . .	28,823	721,443	-		750,266
United States . . . . . . . . . . . . . . . . . . . . . . .	5,625,154	-	-		5,625,154
Uraguay . . . . . . . . . . . . . . . . . . . . . . .	925,552	-	-		925,552
Vietnam . . . . . . . . . . . . . . . . . . . . . . .	-	457,599	-		457,599
Total Common Stocks . . . . . . . . . . . . . . . . . . . . . . .	30,067,072	134,318,531	33,212		164,418,815

Preferred Stocks . . . . . . . . . . . . . . . . . . . . . . .
Brazil . . . . . . . . . . . . . . . . . . . . . . .	$961,286	$-	$-		$961,286
Chile . . . . . . . . . . . . . . . . . . . . . . .	3,390	-	-		3,390
Colombia . . . . . . . . . . . . . . . . . . . . . . .	19,943	-	-		19,943
Germany . . . . . . . . . . . . . . . . . . . . . . .	-	924,822	-		924,822
Russia . . . . . . . . . . . . . . . . . . . . . . .	-	-	-	*	-
South Korea . . . . . . . . . . . . . . . . . . . . . . .	-	162,110	-		162,110
Total Preferred Stocks . . . . . . . . . . . . . . . . . . . . . . .	984,619	1,086,932	-		2,071,551

U.S. Treasury Obligations . . . . . . . . . . . . . . . .	$-	$2,403,269	$-		$2,403,269
Agency Mortgage-Backed Obligations
Interest-Only Strips . . . . . . . . . . . . . . . . . .	-	141,038	-		141,038
Non-Agency Mortgage-Backed Obligations . .	-	5,495,168	-		5,495,168
Non-Agency Mortgage-Backed Obligations
Interest-Only Strips . . . . . . . . . . . . . . . . . .	-	176,210	-		176,210
Asset-Backed Securities . . . . . . . . . . . . . . . . .	-	3,838,890	-		3,838,890
Collateralized Loan Obligations . . . . . . . . . . . .	-	4,532,120	-		4,532,120
Corporate Bonds . . . . . . . . . . . . . . . . . . . . . .	-	9,218,557	-		9,218,557
Affiliated Registered Investment Companies . .	6,813,948	-	-		6,813,948
Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$37,865,639	$161,210,715	$33,212		$199,109,566

Other Financial Instruments**
Asset
Unrealized appreciation on futures contracts	$204,071	$-	$-		$204,071
Unrealized appreciation on swap contracts	-	6,010,680	-		6,010,680
Total Assets . . . . . . .	$204,071	$6,010,680	$-		$6,214,751

* Includes securities that have been fair valued at $0.

** Other financial instruments are derivative financial instruments not reflected in the Schedules of Investments, such as futures contracts, swap contracts and forward foreign currency contracts. These contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Refer to the Fund's Schedule of Investments for a listing of the securities by industry or sector type. Wilshire International Equity Fund held common stocks and preferred stocks that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $33,212 and $0, respectively. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments.

2. Affiliated Investments
Due to Voya managing a portion of Wilshire International Equity Fund during the nine months ended September 30, 2023, certain securities held by the Portfolio are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Wilshire International Equity Fund during the nine months ended
September 30, 2023 and the value of such investments as of September 30, 2023 were as follows:

Fund	Value as of December 31, 2022	Purchases	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation (Depreciation)	Value as of September 30, 2023	Income Distribution	Long-Term Capital Gain Distribution

Voya Investment Grade Credit Fund - Class P . .	$526,708	$6,354	$(547,268)	$(64,918)	$79,124	$-	$5,371	$-
Voya VACS Series EMHCD Fund	680,559	10,817	(698,441)	(192,511)	200,828	1,252	4,612	-
Voya VACS Series HYB Fund	836,093	50,703	-	-	(2,185)	884,611	51,930	-
Voya VACS Series SC Fund	5,536,981	214,342	-	-	176,762	5,928,085	212,382	-
	$7,580,341	$282,216	$(1,245,709)	$(257,429)	$454,529	$6,813,948	$274,295	$-